Fair value of financial instruments - Reconciliation of Level 3 Assets and Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the fiscal year	$ 13,305,540,254
Balance at year-end	14,719,893,843	$ 13,305,540,254
Level 3 Fair value
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the fiscal year	14,682,139	4,409,846
Balance at year-end	6,519,679	14,682,139
Private securities - Corporate bonds | Level 3 Fair value
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	(1,903,183)	8,798,656
Debt securities at fair value through profit or loss - Private securities - Corporate bonds | Level 3 Fair value
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	(498,709)	1,086,002
Equity instruments | Level 3 Fair value
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	2,179,307	3,381,372
Net monetary inflation adjustment | Level 3 Fair value
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	$ (7,939,875)	$ (2,993,737)